Segment information - Narrative (Details) - segment	6 Months Ended		12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2017
Segment Reporting [Abstract]
Number of reportable segments	3	1	3
Number of operating segments			3